Issued Capital - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 575,605	$ 546,008	$ 516,766
Issues of ordinary shares during the period
Ending balance	$ 556,135	$ 500,942	$ 556,135
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares		482,639,654	428,221,398
Beginning balance		$ 889,481	$ 830,425
Issues of ordinary shares during the period
Exercise of share options ,shares | shares		313,108	289,245
Transfer of exercised options		$ 258	$ 116
Share based compensation for services rendered, shares | shares		1,209,187	540,051
Share based compensation for services rendered		$ 1,170	$ 662
Payment of contingent consideration, shares | shares			6,029,545
Payment for contingent consideration			$ 10,000
Entitlement offer to existing eligible shareholders, shares | shares			36,191,982
Entitlement offer to existing eligible shareholders			$ 40,449
Transaction costs arising on share issue		$ (817)	$ (2,208)
Total contributions of equity during the period, shares | shares		15,986,554	45,050,823
Total contributions of equity during the period		$ 20,611	$ 49,019
Share options reserve transferred to equity on exercise of options		$ 313	$ 38
Ending balance, Shares | shares	473,272,221	498,626,208	473,272,221
Ending balance	$ 879,482	$ 910,405	$ 879,482
Ordinary Shares | Placement Agreement
Issues of ordinary shares during the period
Placement of shares under a share placement agreement, shares | shares		14,464,259	2,000,000
Placement of shares under a share placement agreement		$ 20,000